SCHEDULE OF REALIZED AND UNREALIZED GAINS/LOSSES FROM THE FINANCIAL COMMODITY CONTRACTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Realized loss on financial commodity contracts	$ (1,379)	$ (4,050)
Unrealized gain on financial commodity contracts	$ 1,813	$ 461